OTHER OPERATING INCOME/(EXPENSES) (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of other operating income/expenses

	2024	2023	2022
Government grants and gains on subsidies loans	1,764.8	1,573.2	1,289.3
Prior year credits/(debits)	209.6	218.0	1,013.9
(Additions to)/reversals of provisions	(69.3)	(77.7)	(77.2)
Gains/(losses) on disposals of property, plant and equipment, intangible assets and the operations of associates	121.3	86.4	88.8
Other operating income/(expenses), net	430.9	229.0	199.1
Total	2,457.3	2,028.9	2,513.9